Significant Accounting Policies (Additional Information) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 30, 2014	Nov. 19, 2013
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs		$ 358,000	$ 423,000
Advertising Expense		151,000	215,000
Impairment Of Intangible Assets, Finite-Lived	875,000	9,580,000	875,000	281,000
Warrant Shares Increased					174,404
Common Stock [Member]
Significant Accounting Policies [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights		528,523
Preferred Warrant [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		6,153,850	6,153,850
Warrant [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		455,514	528,523
Series A Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights					123,077
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		33,401,765	6,153,850
Series A Preferred Stock [Member] | Preferred Warrant [Member]
Significant Accounting Policies [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights						123,077
Series A Preferred Stock [Member] | Warrant [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		174,404	174,404
Patents [Member]
Significant Accounting Policies [Line Items]
Impairment Of Intangible Assets, Finite-Lived		5,300,000
Trade Names [Member]
Significant Accounting Policies [Line Items]
Impairment Of Intangible Assets, Finite-Lived		$ 4,300,000
Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		8 years
Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		4 years
Building Improvements [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		30 years